Note 12 - Notes Payable (Detail) - Notes Payable (USD $)	Sep. 30, 2012	Mar. 31, 2012
Twentynine Palms North		$ 32,084
Joshua Tree East	170,000	170,000
Adelanto West	235,551
Yucca Valley East	136,366
	541,917	202,084
Current
Newberry Springs	37,100	37,100
Twentynine Palms North	32,084
	69,184	37,100
Total	$ 611,101	$ 239,184